Net income (loss) per share (Details Narrative) - shares	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Profit or loss [abstract]
Weighted average number of shares outstanding - Basic	15,634,944	10,095,276	15,600,100	8,890,974